Financial Assets and Financial Liabilities - USD Denominated Assets and Liabilities Represented in RUB (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	₽ 66,032	₽ 72,140
Trade and other receivables	15,340	17,612
Cash and cash equivalents	3,509	1,803	₽ 2,452	₽ 1,689
Non-current liabilities	(86,663)	(74,625)
Long-term loans and borrowings	(7,205)	(6,538)
Current liabilities	(459,439)	(476,195)
Short-term loans and borrowings	(381,317)	(412,294)
Trade and other payables	(38,391)	(34,800)
Currency risk [member] | U.S. dollars [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Current assets	639	157
Trade and other receivables	172	27
Cash and cash equivalents	467	130
Non-current liabilities	(4,667)
Long-term loans and borrowings	(4,667)
Current liabilities	(41,047)	(54,954)
Short-term loans and borrowings	(38,861)	(51,732)
Trade and other payables	₽ (2,186)	₽ (3,222)